Events after the balance sheet date (Details) € in Millions					1 Months Ended	12 Months Ended
	Feb. 13, 2025 EUR (€)	Feb. 13, 2025 £ / shares	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 £ / shares	Feb. 28, 2025 EUR (€)	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares
Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares		£ 0.38		£ 0.36		£ 1.48	£ 1.48
Dividends declared	€ 1,121		€ 1,067
Dividend declaration | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares		£ 0.3775
Dividends declared	€ 1,121
Share Buy Back Declaration | Top of range
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Share buyback program authorized amount					€ 1,500